united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 8/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Shares		Value
	COMMON STOCKS - 99.2%
	AEROSPACE & DEFENSE - 1.0%
1,484	General Dynamics Corp.	$287,006
1,949	Harris Corp.	316,732
1,390	L3 Technologies, Inc.	297,071
		900,809
	APPAREL & TEXTILE PRODUCTS - 1.7%
3,282	Cie Financiere Richemont SA	290,836
4,209	Michael Kors Holdings Ltd. *	305,658
607	Swatch Group AG	259,596
13,527	Under Armour, Inc. *	256,607
3,477	VF Corp.	320,336
		1,433,033
	ASSET MANAGEMENT - 1.9%
4,478	E*TRADE Financial Corp. *	263,575
8,580	Franklin Resources, Inc.	272,329
2,671	Groupe Bruxelles Lambert SA	280,937
10,252	Invesco Ltd.	247,073
99,439	Melrose Industries PLC	288,089
370	Partners Group Holding AG	291,149
		1,643,152
	AUTOMOTIVE - 1.5%
6,216	BorgWarner, Inc.	272,074
2,242	Cie Generale des Etablissements Michelin	265,944
5,994	Delphi Automotive PLC	211,169
11,410	Goodyear Tire & Rubber Co.	258,893
6,930	Nokian Renkaat OYJ	286,642
		1,294,722
	BANKING - 3.8%
28,939	Commerzbank AG *	274,247
5,042	Commonwealth Bank of Australia	259,768
20,627	Credit Agricole SA	283,003
8,773	Danske Bank A/S	258,702
39,443	Investec PLC	259,611
3,652	KBC Group NV	260,045
3,138	Macquarie Group Ltd.	293,661
2,612	mBank SA *	290,691
208,843	Metropolitan Bank & Trust Co.	286,110
39,935	Natixis SA	267,170
15,297	People’s United Financial, Inc.	283,148
8,993	Raiffeisen Bank International AG *	256,352
		3,272,508
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.5%
3,017	AbbVie, Inc.	289,572
2,250	Alexion Pharmaceuticals, Inc. *	275,040
2,961	BioMarin Pharmaceutical, Inc. *	296,041
3,577	Celgene Corp. *	337,848

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 2.5%
3,915	Incyte Corp. *	$289,358
866	Regeneron Pharmaceuticals, Inc. *	352,245
1,734	Vertex Pharmaceuticals, Inc. *	319,749
		2,159,853
	CHEMICALS - 5.7%
901,979	AKR Corporindo Tbk PT	221,055
3,224	Akzo Nobel NV	302,041
2,385	Arkema SA	299,417
2,706	Avery Dennison Corp.	284,617
5,023	Brenntag AG	303,551
6,384	CF Industries Holdings, Inc.	331,649
4,404	Croda International PLC	291,929
2,724	Eastman Chemical Co.	264,310
3,176	FMC Corp.	271,389
122	Givaudan SA	297,463
3,670	Imerys SA	264,316
5,864	Johnson Matthey PLC	266,456
11,419	K+S AG	260,340
2,629	LyondellBasell Industries NV	296,499
9,983	Mosaic Co.	312,168
2,672	PPG Industries, Inc.	295,363
721	Sherwin-Williams Co.	328,473
		4,891,036
	COMMERCIAL SERVICES - 2.2%
10,682	Bureau Veritas SA	275,167
1,514	Cintas Corp.	323,042
13,535	Compass Group PLC	291,766
8,996	Edenred	343,627
82,447	G4S PLC	267,259
3,792	Intertek Group PLC	253,037
4,730	Randstad Holding NV	296,961
		2,050,859
	CONSTRUCTION MATERIALS - 1.3%
14,518	ACC Ltd.	335,438
16,436	James Hardie Industries PLC - ADR	251,638
5,705	LafargeHolcim Ltd.	278,437
1,247	Martin Marietta Materials, Inc.	247,804
		1,113,317
	CONSUMER PRODUCTS - 1.8%
7,454	Associated British Foods PLC	221,766
2,596	JM Smucker Co.	268,374
34,511	Natura Cosmeticos SA	242,911
31,486	Orkla ASA	259,789
33,436	Pioneer Foods Group Ltd.	240,764
213,158	Sime Darby Plantation Berhad *	278,021
		1,511,625

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	CONSUMER SERVICES - 0.3%
111,830	Kroton Educacional SA	$277,397

	CONTAINERS & PACKAGING - 1.7%
26,173	Amcor Ltd.	270,675
42,918	Brambles Ltd.	340,490
5,295	International Paper Co.	270,786
10,445	Mondi Ltd.	292,435
6,776	Sealed Air Corp.	271,786
		1,446,172
	DISTRIBUTORS - CONSUMER STAPLES - 0.4%
4,115	Sysco Corp.	307,884

	DISTRIBUTORS - DISCRETIONARY - 0.7%
9,288	Bunzl PLC	289,489
5,632	Fastenal Co.	328,683
		618,172
	ELECTRICAL EQUIPMENT - 3.2%
12,911	ABB Ltd.	305,053
3,676	Allegion PLC	320,621
3,742	AMETEK, Inc.	287,984
3,527	Eaton Corp PLC	293,235
8,131	Johnson Controls International PLC	307,108
5,624	Kone OYJ	304,340
11,479	Prysmian SpA	296,766
1,020	Roper Technologies, Inc.	304,337
1,319	Schindler Holding AG	315,327
		2,734,771
	ENGINEERING & CONSTRUCTION SERVICES - 2.4%
9,502	Boskalis Westminster	272,741
5,790	Fluor Corp.	332,404
4,421	Jacobs Engineering Group, Inc.	321,362
19,160	LendLease Group	283,920
11,455	Nvent Electric PLC *	321,771
8,405	Quanta Services, Inc. *	290,729
2,806	Vinci SA	269,541
		2,092,468
	FOREST & PAPER PRODUCTS - 0.3%
7,741	UPM-Kymmene OYJ	299,021

	GAMING, LODGING & RESTAURANTS - 0.4%
5,406	Whitbread PLC	322,936

	HARDWARE - 1.3%
10,669	Juniper Networks, Inc.	303,320
4,959	Seagate Technology PLC	265,505
36,734	Telefonaktiebolaget LM Ericsson	310,149

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	HARDWARE (continued) - 1.3%
3,594	Western Digital Corp.	$227,285
		1,106,259
	HEALTH CARE FACILITIES & SERVICES - 1.3%
3,045	AmerisourceBergen Corp.	273,959
3,939	DaVita, Inc. *	272,933
3,544	Express Scripts Holding Co. *	311,943
7,068	Ramsay Health Care Ltd.	284,715
		1,143,550
	HOME & OFFICE PRODUCTS - 2.7%
7,010	DR Horton, Inc.	312,015
628	Geberit AG	286,240
6,472	Leggett & Platt, Inc.	294,088
5,706	Lennar Corp. - Class A	294,829
1,328	Mohawk Industries, Inc. *	254,432
8,058	Persimmon PLC	254,818
1,760	Snap-on, Inc.	311,133
2,096	Stanley Black & Decker, Inc.	294,551
		2,302,106
	INDUSTRIAL SERVICES - 0.3%
18,843	Rexel SA	297,068

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
3,780	Intercontinental Exchange, Inc.	288,149
4,781	London Stock Exchange Group PLC	287,341
3,056	Nasdaq, Inc.	291,665
		867,155
	INSURANCE - 3.6%
2,737	Assurant, Inc.	281,418
4,115	Cincinnati Financial Corp.	315,497
61,349	Direct Line Insurance Group PLC	263,854
17,559	Gjensidige Forsikring ASA	294,585
43,936	Insurance Australia Group Ltd.	245,299
77,769	Legal & General Group PLC	257,047
39,580	QBE Insurance Group Ltd.	315,153
31,589	RSA Insurance Group PLC	259,321
5,786	Sampo OYJ	296,680
7,369	Unum Group	271,769
5,047	XL Group Ltd.	289,647
		3,090,270
	INTEGRATED OILS - 0.4%
67,526	Petroleo Brasileiro SA *	317,299

	IRON & STEEL - 1.9%
13,048	Anglo American PLC	261,442
13,189	BHP Billiton PLC	281,787
84,073	Fortescue Metals Group Ltd.	233,478

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	IRON & STEEL (continued) - 1.9%
4,627	Nucor Corp.	$289,187
5,230	Rio Tinto PLC	248,728
34,221	Tata Steel Ltd.	289,734
		1,604,356
	MACHINERY - 3.9%
11,909	Alfa Laval AB	319,478
2,011	Deere & Co.	289,182
3,666	Dover Corp.	314,799
7,082	Flowserve Corp.	369,114
1,993	Illinois Tool Works, Inc.	276,788
18,390	IMI PLC	288,741
1,804	Parker-Hannifin Corp.	316,782
6,354	Pentair PLC	276,272
16,550	Sandvik AB	289,919
67,014	WEG SA	308,712
4,236	Xylem, Inc.	321,555
		3,371,342
	MEDIA - 0.3%
5,970	Ctrip.com International Ltd. - ADR *	233,725

	MEDICAL EQUIPMENT & DEVICES - 4.5%
4,588	Agilent Technologies, Inc.	309,874
6,277	Dentsply Sirona, Inc.	250,578
1,873	Edwards Lifesciences Corp. *	270,161
2,091	Essilor International SA	302,407
1,291	IDEXX Laboratories, Inc. *	327,966
1,024	Illumina, Inc. *	363,346
594	Intuitive Surgical, Inc. *	332,640
3,778	PerkinElmer, Inc.	349,200
15,190	Smith & Nephew PLC	268,014
1,649	Stryker Corp.	279,390
1,410	Waters Corp. *	267,167
7,049	William Demant Holding A/S *	287,346
2,601	Zimmer Biomet Holdings, Inc.	321,562
		3,929,651
	METALS & MINING - 2.0%
20,977	Antofagasta PLC	219,646
17,812	Freeport-McMoRan, Inc.	250,259
16,405	Fresnillo PLC	191,305
98,474	Grupo Mexico SAB de CV	287,946
18,006	Newcrest Mining Ltd.	252,495
7,591	Newmont Mining Corp.	235,549
46,247	Norsk Hydro ASA	256,101
		1,693,301

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	OIL, GAS & COAL - 9.5%
2,144,325	Adaro Energy Tbk PT *	$271,498
3,906	Anadarko Petroleum Corp.	251,546
2,152	Andeavor	328,804
6,510	Apache Corp.	285,333
11,886	Cabot Oil & Gas Corp.	283,243
11,555	Caltex Australia Ltd.	252,452
4,247	ConocoPhillips	311,857
29,755	Cosan SA Industria e Comercio	250,023
6,704	Devon Energy Corp.	287,803
16,005	Eni SpA	297,577
2,403	EOG Resources, Inc.	284,107
5,220	EQT Corp.	266,324
6,023	Halliburton Co.	240,257
4,539	Helmerich & Payne, Inc.	297,622
16,355	Kinder Morgan, Inc.	289,484
6,049	Koninklijke Vopak NV	312,488
13,834	Marathon Oil Corp.	297,569
3,918	Marathon Petroleum Corp.	322,412
8,601	Murphy Oil Corp.	265,169
6,794	National Oilwell Varco, Inc.	319,794
9,461	Newfield Exploration Co. *	258,096
8,087	Noble Energy, Inc.	240,346
3,453	Occidental Petroleum Corp.	275,791
4,088	ONEOK, Inc.	269,440
2,543	Phillips 66	301,371
1,540	Pioneer Natural Resources Co.	269,038
8,912	TechnipFMC PLC	272,975
2,570	Valero Energy Corp.	302,952
10,879	Williams Cos, Inc.	321,910
		8,227,281
	PASSENGER TRANSPORTATION - 0.9%
371,426	AirAsia Bhd	310,915
12,384	easyJet PLC	245,466
2,401	Ryanair Holdings PLC - ADR	244,590
		800,971
	REAL ESTATE - 6.7%
1,952	American Tower Corp.	291,082
6,617	Apartment Investment & Management Co.	289,825
1,631	AvalonBay Communities, Inc.	298,946
17,039	Ayala Corp.	318,677
413,651	Ayala Land, Inc.	344,271
2,244	Boston Properties, Inc.	292,730
31,040	British Land Co. PLC	256,428
2,705	Covivio	283,412
2,693	Crown Castle International Corp.	307,083
690	Equinix, Inc.	300,930

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	REAL ESTATE (continued) - 6.7%
4,411	Equity Residential	$298,845
1,219	Essex Property Trust, Inc.	300,215
38,282	Goodman Group	296,235
73,697	GPT Group	275,549
40,099	Hammerson PLC	245,531
11,245	HCP, Inc.	303,952
21,368	Land Securities Group PLC	254,540
4,379	Prologis, Inc.	294,181
1,244	Public Storage	264,450
1,638	Simon Property Group, Inc.	299,803
		5,816,685
	RENEWABLE ENERGY - 0.3%
4,426	Vestas Wind Systems A/S	309,107

	RETAIL - CONSUMER STAPLES - 1.6%
1,327	Costco Wholesale Corp.	309,364
3,244	Dollar Tree, Inc. *	261,174
67,565	J Sainsbury PLC	284,705
85,384	Wm Morrison Supermarkets PLC	292,149
12,643	Woolworths Ltd.	258,759
		1,406,151
	RETAIL - DISCRETIONARY - 4.0%
2,047	Advance Auto Parts, Inc.	335,769
414	AutoZone, Inc. *	317,488
3,660	CarMax, Inc. *	285,663
6,883	JD.com, Inc. - ADR *	215,438
70,259	Kingfisher PLC	249,758
2,900	Lowe’s Cos, Inc.	315,375
4,561	Luxottica Group SpA	303,120
3,546	Next PLC	253,491
1,001	O’Reilly Automotive, Inc. *	335,756
3,710	Pandora A/S	222,162
3,294	Ross Stores, Inc.	315,499
3,698	Tractor Supply Co.	326,459
		3,475,978
	SEMICONDUCTORS - 3.6%
2,861	Analog Devices, Inc.	282,810
1,386	ASML Holding NV	283,239
1,151	Broadcom Ltd.	252,104
2,581	KLA-Tencor Corp.	299,938
1,642	Lam Research Corp.	284,214
2,974	Microchip Technology, Inc.	255,853
5,151	Micron Technology, Inc. *	270,531
1,201	NVIDIA Corp.	337,097
2,550	NXP Semiconductors NV *	237,507
12,326	STMicroelectronics NV - ADR	255,025

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	SEMICONDUCTORS (continued) - 3.6%
4,288	Xilinx, Inc.	$333,735
		3,092,053
	SOFTWARE - 0.9%
4,580	Gemalto NV	266,548
33,923	Sage Group PLC	262,521
39,692	Totvs SA	255,294
		784,363
	SPECIALTY FINANCE - 1.6%
2,634	Fidelity National Information Services, Inc.	284,920
3,776	Fiserv, Inc. *	302,344
10,004	Housing Development Finance Corp. Ltd.	273,062
3,275	Total System Services, Inc.	318,134
13,515	Western Union Co.	255,704
		1,434,164
	TECHNOLOGY SERVICES - 2.1%
3,528	Cognizant Technology Solutions Corp.	276,701
11,563	Experian PLC	288,557
15,006	Infosys Ltd.	304,896
4,030	Paychex, Inc.	295,198
10,492	Tata Consultancy Services Ltd.	307,454
2,732	Verisk Analytics, Inc. *	325,354
		1,798,160
	TELECOMMUNICATIONS - 0.7%
14,501	Eutelsat Communications SA	344,187
33,038	Mobile TeleSystems PJSC - ADR	256,045
		600,232
	TRANSPORTATION & LOGISTICS - 4.0%
1,242	Aeroports de Paris	273,551
25,744	Babcock International Group PLC	238,709
3,281	CH Robinson Worldwide, Inc.	315,238
3,870	Expeditors International of Washington, Inc.	283,594
2,813	Fraport AG Frankfurt Airport Services	253,456
17,833	Grupo Aeroportuario del Sureste SAB de CV	334,145
2,365	JB Hunt Transport Services, Inc.	285,574
2,554	Kansas City Southern	296,162
1,833	Kuehne + Nagel International AG	296,623
1,844	Norfolk Southern Corp.	320,561
42,968	Royal Mail PLC	250,198
1,989	Union Pacific Corp.	299,583
		3,447,394
	TRANSPORTATION EQUIPMENT - 0.7%
4,441	PACCAR, Inc.	303,853
17,855	Volvo AB	308,187
		612,040
	UTILITIES - 6.3%
284,803	Aboitiz Equity Ventures, Inc.	284,707

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	UTILITIES (continued) - 6.3%
21,820	AES Corp.	$293,697
17,156	AGL Energy Ltd.	257,822
10,531	CenterPoint Energy, Inc.	292,656
45,677	Cia de Saneamento Basico do Estado de Sao Paulo *	268,734
154,541	Cia Energetica de Minas Gerais	280,568
6,038	CMS Energy Corp.	297,311
4,149	Dominion Energy, Inc.	293,625
3,604	Entergy Corp.	301,258
4,919	Eversource Energy	307,093
7,757	FirstEnergy Corp.	289,957
10,431	NiSource, Inc.	282,367
123,647	NTPC Ltd.	298,979
39,935	Origin Energy Ltd.	229,604
3,590	Pinnacle West Capital Corp.	281,994
9,754	PPL Corp.	290,084
7,489	SCANA Corp.	287,128
4,613	WEC Energy Group, Inc.	311,747
6,382	Xcel Energy, Inc.	306,655
		5,455,986
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
4,175	Republic Services, Inc.	306,278

	TOTAL COMMON STOCKS (Cost $81,131,402)	85,892,660

	TOTAL INVESTMENTS - 99.2% (Cost $81,131,402)	$85,892,660
	OTHER ASSETS LESS LIABILITIES - 0.8%	658,274
	NET ASSETS - 100.0%	$86,550,934

*	Non-Income producing security.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - ktiengesellschaft

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

SA - Société anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$85,892,660	$—	$—	$85,892,660
Total	$85,892,660	$—	$—	$85,892,660

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$81,254,659	$8,437,172	$(3,799,171)	$4,638,001

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Shares		Value
	COMMON STOCKS - 99.1%
	AEROSPACE & DEFENSE - 0.8%
2,221	AAR Corp.	$103,654
8,324	American Outdoor Brands Corp. *	116,786
1,694	Axon Enterprise, Inc. *	115,632
5,416	Triumph Group, Inc.	112,653
		448,725
	APPAREL & TEXTILE PRODUCTS - 1.0%
1,733	Albany International Corp.	133,701
895	Deckers Outdoor Corp. *	109,047
3,504	Fossil Group, Inc. *	79,436
1,978	Steven Madden Ltd.	115,021
2,973	Wolverine World Wide, Inc.	116,482
		553,687
	ASSET MANAGEMENT - 1.2%
3,464	Artisan Partners Asset Management, Inc.	114,832
2,521	Cohen & Steers, Inc.	104,798
4,534	Federated Investors, Inc.	105,007
4,943	Kennedy-Wilson Holdings, Inc.	106,027
54,509	Och-Ziff Capital Management Group LLC	99,751
5,744	Waddell & Reed Financial, Inc.	114,995
		645,410
	AUTOMOTIVE - 1.3%
6,287	American Axle & Manufacturing Holdings, Inc. *	111,343
3,870	Cooper Tire & Rubber Co.	111,650
782	Cooper-Standard Holdings, Inc. *	108,252
4,967	Dana, Inc.	97,204
1,513	Dorman Products, Inc. *	122,523
2,294	Tenneco, Inc.	98,160
792	Visteon Corp. *	87,429
		736,561
	BANKING - 9.1%
1,908	Ameris Bancorp.	94,732
3,782	Associated Banc-Corp.	103,060
5,435	Banc of California, Inc.	109,515
3,137	BancorpSouth Bank	109,168
1,708	Banner Corp.	109,876
2,551	BofI Holding, Inc. *	94,999
6,374	Boston Private Financial Holdings, Inc.	92,104
7,738	Capitol Federal Financial, Inc.	102,219
2,524	Cathay General Bancorp.	106,765
2,484	Columbia Banking System, Inc.	104,949
1,759	Community Bank System, Inc.	116,323
4,537	CVB Financial Corp.	109,115
1,704	Eagle Bancorp, Inc. *	91,760
1,742	FCB Financial Holdings, Inc. *	90,236
13,666	First BanCorp. *	119,577

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	BANKING (continued) - 9.1%
3,436	First Financial Bancorp.	$107,890
2,077	First Financial Bankshares, Inc.	125,451
5,709	First Horizon National Corp.	105,160
2,424	First Interstate BancSystem, Inc.	112,595
4,002	First Midwest Bancorp, Inc.	108,774
3,020	Flagstar Bancorp, Inc. *	99,811
7,673	FNB Corp.	103,202
6,228	Fulton Financial Corp.	113,350
2,376	Great Western Bancorp, Inc.	103,451
2,167	Hancock Whitney Corp.	111,709
4,535	Hilltop Holdings, Inc.	94,101
5,756	Hope Bancorp, Inc.	100,788
1,334	IBERIABANK Corp.	115,591
2,423	International Bancshares Corp.	113,518
2,664	LegacyTexas Financial Group, Inc.	123,263
2,687	NBT Bancorp, Inc.	108,770
5,733	Northwest Bancshares, Inc.	104,455
5,518	Old National Bancorp.	112,015
1,663	Pinnacle Financial Partners, Inc.	107,347
3,654	Provident Financial Services, Inc.	92,190
2,245	Renasant Corp.	104,819
3,412	Simmons First National Corp.	107,819
4,213	Sterling Bancorp.	96,267
4,220	TCF Financial Corp.	106,977
1,120	Texas Capital Bancshares, Inc.	99,568
3,180	Towne Bank/Portsmouth VA	103,668
3,066	Trustmark Corp.	108,782
2,584	Union Bankshares Corp.	107,494
3,316	United Community Banks, Inc.	100,607
8,374	Valley National Bancorp.	100,907
3,131	Washington Federal, Inc.	106,767
2,332	WesBanco, Inc.	115,084
1,798	Westamerica Bancorporation	115,126
		5,091,714
	BIOTECHNOLOGY & PHARMACEUTICAL - 6.3%
3,666	Acorda Therapeutics, Inc. *	105,581
1,560	Aerie Pharmaceuticals, Inc. *	95,706
6,647	Alder Biopharmaceuticals, Inc. *	120,311
6,273	Amneal Pharmaceuticals, Inc. *	144,906
5,595	Array BioPharma, Inc. *	87,114
652	Bluebird Bio, Inc. *	109,732
2,111	Cambrex Corp. *	142,281
2,341	Clovis Oncology, Inc. *	83,691
7,045	Coherus Biosciences, Inc. *	141,957
1,426	Eagle Pharmaceuticals, Inc. *	98,579
5,936	Five Prime Therapeutics, Inc. *	83,104

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 6.3%
5,851	Halozyme Therapeutics, Inc. *	$107,717
6,290	Horizon Pharma PLC *	132,971
7,802	Innoviva, Inc. *	113,285
1,255	Intercept Pharmaceuticals, Inc. *	140,309
5,534	Ironwood Pharmaceuticals, Inc. *	106,474
8,308	Lexicon Pharmaceuticals, Inc. *	96,124
566	Ligand Pharmaceuticals, Inc. *	146,985
2,917	Medicines Co. *	115,542
39,729	Ophthotech Corp. *	101,706
3,272	Pacira Pharmaceuticals, Inc. *	154,275
2,605	Portola Pharmaceuticals, Inc. *	77,759
2,865	Prestige Brands Holdings, Inc. *	110,303
6,760	Prothena Corp PLC *	102,887
1,655	Puma Biotechnology, Inc. *	72,737
3,628	Radius Health, Inc. *	74,628
686	Sage Therapeutics, Inc. *	112,682
791	Sarepta Therapeutics, Inc. *	109,190
1,205	Spark Therapeutics, Inc. *	74,240
1,851	Supernus Pharmaceuticals, Inc. *	81,999
4,439	Theravance Biopharma, Inc. *	128,598
1,307	Ultragenyx Pharmaceutical, Inc. *	110,742
		3,484,115
	CHEMICALS - 2.8%
2,774	AdvanSix, Inc. *	93,872
1,720	Cabot Corp.	111,662
3,631	GCP Applied Technologies, Inc. *	91,501
1,925	HB Fuller Co.	109,706
1,275	Ingevity Corp. *	128,788
1,380	Innospec, Inc.	107,088
4,795	Kronos Worldwide, Inc.	96,523
1,422	Minerals Technologies, Inc.	95,487
2,435	PolyOne Corp.	102,903
674	Quaker Chemical Corp.	121,414
1,367	Stepan Co.	121,950
1,480	Trinseo SA	114,182
4,024	Univar, Inc. *	111,948
736	WD-40 Co.	130,603
		1,537,627
	COMMERCIAL SERVICES - 2.2%
3,477	ABM Industries, Inc.	110,290
2,599	Brady Corp.	105,130
1,558	Deluxe Corp.	92,265
1,716	FTI Consulting, Inc. *	130,793
2,533	Healthcare Services Group, Inc.	104,385
4,757	HMS Holdings Corp. *	152,462
1,123	Insperity, Inc.	134,592

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	COMMERCIAL SERVICES (continued) - 2.2%
1,706	Korn/Ferry International	$114,524
4,972	Quad/Graphics, Inc.	113,212
1,971	TriNet Group, Inc. *	116,427
585	UniFirst Corp.	108,342
		1,282,422
	CONSTRUCTION MATERIALS - 1.0%
2,439	Apogee Enterprises, Inc.	120,048
3,894	Louisiana-Pacific Corp.	113,549
4,012	Summit Materials, Inc. *	85,335
1,670	Trex Co., Inc. *	141,449
2,936	Universal Forest Products, Inc.	109,983
		570,364
	CONSUMER PRODUCTS - 2.8%
3,269	B&G Foods, Inc.	104,445
2,066	Cal-Maine Foods, Inc.	102,164
2,499	Central Garden & Pet Co. *	99,210
4,462	Clearwater Paper Corp. *	129,621
777	Coca-Cola Bottling Co. Consolidated	131,748
5,200	Darling Ingredients, Inc. *	102,856
9,876	Dean Foods Co.	75,255
1,692	Energizer Holdings, Inc.	107,594
5,093	Flowers Foods, Inc.	102,624
2,338	Fresh Del Monte Produce, Inc.	87,535
673	J&J Snack Foods Corp.	97,922
1,307	Nu Skin Enterprises, Inc.	104,037
5,823	Revlon, Inc. *	126,650
1,024	Sanderson Farms, Inc.	108,298
3,382	Tootsie Roll Industries, Inc.	97,402
		1,577,361
	CONSUMER SERVICES - 0.8%
2,349	Aaron’s, Inc.	116,792
2,208	Adtalem Global Education, Inc. *	105,653
913	Grand Canyon Education, Inc. *	108,775
1,770	Matthews International Corp.	91,863
		423,083
	CONTAINERS & PACKAGING - 0.8%
2,510	Bemis Co., Inc.	123,693
1,882	Greif, Inc.	103,849
3,029	KapStone Paper and Packaging Corp.	104,046
3,924	Silgan Holdings, Inc.	106,929
		438,517
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.5%
3,025	Fabrinet *	144,807
1,741	Plexus Corp. *	110,188
		254,995

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	DISTRIBUTORS - CONSUMER STAPLES - 0.2%
2,460	United Natural Foods, Inc. *	$87,355

	DISTRIBUTORS - DISCRETIONARY - 0.2%
2,277	G-III Apparel Group Ltd. *	103,558

	ELECTRICAL EQUIPMENT - 2.1%
3,170	AAON, Inc.	128,068
1,738	Belden, Inc.	126,387
2,328	Cree, Inc. *	112,000
1,810	ESCO Technologies, Inc.	122,447
2,106	Generac Holdings, Inc. *	116,862
1,760	Itron, Inc. *	116,864
465	Littelfuse, Inc.	103,955
1,706	Orbotech Ltd. *	109,150
1,357	OSI Systems, Inc. *	105,697
1,337	Watts Water Technologies, Inc.	110,236
		1,151,666
	ENGINEERING & CONSTRUCTION SERVICES - 1.0%
1,090	Dycom Industries, Inc. *	91,462
2,131	Exponent, Inc.	111,558
1,791	Granite Construction, Inc.	81,813
5,870	KBR, Inc.	123,153
2,054	MasTec, Inc. *	89,965
1,315	TopBuild Corp. *	81,898
		579,849
	FOREST & PAPER PRODUCTS - 0.4%
2,218	Domtar Corp.	112,896
1,224	Neenah Paper, Inc.	111,690
		224,586
	GAMING, LODGING & RESTAURANTS - 1.3%
1,880	Cheesecake Factory, Inc.	99,960
1,292	DineEquity, Inc.	107,779
4,908	Extended Stay America, Inc.	99,043
1,210	Jack in the Box, Inc.	109,674
2,060	Papa John’s International, Inc.	95,007
1,559	Texas Roadhouse, Inc.	107,493
6,029	Wendy’s Co.	106,412
		725,368
	HARDWARE - 2.9%
7,546	3D Systems Corp. *	153,561
4,064	Ciena Corp. *	128,341
8,674	Diebold Nixdorf, Inc.	41,201
3,166	Electronics For Imaging, Inc. *	110,145
15,579	Fitbit, Inc. *	93,785
16,131	GoPro, Inc. *	103,400
1,291	InterDigital, Inc.	106,636

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	HARDWARE (continued) - 2.9%
6,859	Knowles Corp. *	$124,354
1,839	Lumentum Holdings, Inc. *	124,868
1,662	NETGEAR, Inc. *	117,753
3,702	NetScout Systems, Inc. *	92,550
11,857	Pitney Bowes, Inc.	86,082
1,380	Plantronics, Inc.	92,764
4,514	Pure Storage, Inc. *	121,156
10,549	Viavi Solutions, Inc. *	118,149
		1,614,745
	HEALTHCARE FACILITIES - SERVICES - 2.7%
2,445	Acadia Healthcare Co., Inc. *	101,541
1,226	Amedisys, Inc. *	153,262
11,364	Brookdale Senior Living, Inc. *	112,731
907	Charles River Laboratories International, Inc. *	112,023
340	Chemed Corp.	110,003
1,375	HealthEquity, Inc. *	129,539
2,072	LifePoint Health, Inc. *	133,437
1,072	Magellan Health, Inc. *	78,792
6,005	Owens & Minor, Inc.	101,965
3,047	Premier, Inc. *	134,769
5,751	Select Medical Holdings Corp. *	113,870
2,242	Syneos Health, Inc. *	111,764
2,869	Tenet Healthcare Corp. *	96,743
		1,490,439
	HOME & OFFICE PRODUCTS - 1.4%
1,693	Armstrong World Industries, Inc. *	118,171
2,729	HNI Corp.	120,349
1,418	iRobot Corp. *	160,943
2,400	Meritage Homes Corp. *	103,560
5,817	St Joe Co. *	100,052
5,099	Taylor Morrison Home Corp. *	99,227
6,373	TRI Pointe Group, Inc. *	92,345
2,496	Tupperware Brands Corp.	81,170
		875,817
	INDUSTRIAL SERVICES - 0.8%
1,634	Anixter International, Inc. *	117,811
1,445	Applied Industrial Technologies, Inc.	111,337
9,222	Wesco Aircraft Holdings, Inc. *	112,047
1,833	WESCO International, Inc. *	112,088
		453,283
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
1,981	Houlihan Lokey, Inc.	93,166

	INSURANCE - 2.4%
2,963	American Equity Investment Life Holding Co.	109,898
1,751	Argo Group International Holdings Ltd.	111,539

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	INSURANCE (continued) - 2.4%
2,519	Aspen Insurance Holdings Ltd.	$103,657
1,330	FBL Financial Group, Inc.	108,195
2,331	Horace Mann Educators Corp.	107,925
1,423	Kemper Corp.	115,761
13,028	Maiden Holdings Ltd.	49,506
3,938	National General Holdings Corp.	107,547
1,811	Navigators Group, Inc.	126,770
1,049	Primerica, Inc.	128,240
1,539	RLI Corp.	118,457
1,873	Selective Insurance Group, Inc.	120,247
		1,307,742
	IRON & STEEL - 1.2%
23,476	AK Steel Holding Corp. *	104,233
4,079	Allegheny Technologies, Inc.	110,255
2,005	Carpenter Technology Corp.	119,638
12,435	Cleveland-Cliffs, Inc. *	124,972
4,659	Commercial Metals Co.	100,634
2,275	Worthington Industries, Inc.	105,970
		665,702
	LEISURE PRODUCTS - 0.4%
5,472	Callaway Golf Co.	124,816
6,392	Vista Outdoor, Inc. *	118,060
		242,876
	LISTED BUSINESS DEVELOPMENT COMPANIES - 0.2%
2,772	Main Street Capital Corporation	111,878

	MACHINERY - 2.8%
3,651	Actuant Corp.	107,522
1,145	Alamo Group, Inc.	109,118
1,746	Astec Industries, Inc.	84,943
2,367	Franklin Electric Co., Inc.	115,746
2,149	Hillenbrand, Inc.	109,921
1,946	ITT, Inc.	115,028
1,154	John Bean Technologies Corp.	136,518
2,944	Kennametal, Inc.	120,233
1,106	MSA Safety, Inc.	111,806
8,909	Mueller Water Products, Inc.	103,077
1,363	Regal Beloit Corp.	114,083
3,592	Rexnord Corp. *	104,276
2,601	Terex Corp.	100,789
4,898	Welbilt, Inc. *	108,393
		1,541,453
	MANUFACTURED GOODS - 1.7%
2,368	AZZ, Inc.	127,280
1,768	Barnes Group, Inc.	120,330
1,467	EnPro Industries, Inc.	110,128

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	MANUFACTURED GOODS (continued) - 1.7%
2,798	Gibraltar Industries, Inc. *	$127,029
872	Proto Labs, Inc. *	135,552
820	RBC Bearings, Inc. *	122,844
2,383	Timken Co.	115,933
672	Valmont Industries, Inc.	94,349
		953,445
	MEDIA - 2.0%
2,832	Blucora, Inc. *	102,518
143	Cable One, Inc.	119,797
22,632	Clear Channel Outdoor Holdings, Inc. *	102,976
7,562	EW Scripps Co.	110,935
1,021	GrubHub, Inc. *	147,136
1,670	John Wiley & Sons, Inc.	107,798
1,398	Nexstar Media Group, Inc.	114,636
1,154	Shutterfly, Inc. *	89,643
421	Stamps.com, Inc. *	104,597
7,586	TiVo Corp.	103,549
		1,103,585
	MEDICAL EQUIPMENT & DEVICES - 4.6%
1,822	Analogic Corp. *	131,366
2,716	Catalent Inc. *	113,529
1,667	Exact Sciences Corp. *	124,841
2,054	Genomic Health, Inc. *	125,643
1,924	Globus Medical, Inc. *	102,491
1,151	Haemonetics Corp. *	128,498
1,147	Hill-Rom Holdings, Inc.	111,569
357	ICU Medical, Inc. *	109,242
569	Inogen, Inc. *	150,734
1,112	Insulet Corp. *	115,948
1,629	Integra LifeSciences Holdings Corp. *	96,877
1,033	LivaNova PLC *	129,693
1,100	Masimo Corp. *	129,679
2,027	Merit Medical Systems, Inc. *	119,289
16,811	MiMedx Group, Inc. *	89,098
2,787	Myriad Genetics, Inc. *	138,765
2,960	Natus Medical, Inc. *	110,408
1,295	Neogen Corp. *	121,005
2,005	NuVasive, Inc. *	140,731
3,856	NxStage Medical, Inc. *	109,279
706	Penumbra, Inc. *	98,028
2,917	Varex Imaging Corp. *	91,594
		2,588,307
	METALS & MINING - 0.8%
13,802	Coeur Mining, Inc. *	78,395
1,597	Compass Minerals International, Inc.	99,892
28,734	Hecla Mining Co.	81,605

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	METALS & MINING (continued) - 0.8%
966	Kaiser Aluminum Corp.	$105,864
3,850	US Silica Holdings, Inc.	81,582
		447,338
	OIL, GAS & COAL - 7.2%
5,861	Alliance Resource Partners LP	117,806
9,617	Callon Petroleum Co. *	108,672
3,862	Carrizo Oil & Gas, Inc. *	93,538
3,293	Crestwood Equity Partners LP	123,817
2,937	CVR Energy, Inc.	111,753
7,532	Dominion Energy Midstream Partners LP	123,525
2,134	Dril-Quip, Inc. *	112,355
8,407	Enerplus Corp.	103,994
6,638	EnLink Midstream LLC	108,199
1,981	EQT Midstream Partners LP	113,234
8,455	Forum Energy Technologies, Inc. *	101,037
14,414	Frank’s International NV	127,276
8,550	Gulfport Energy Corp. *	100,548
3,606	Holly Energy Partners LP	104,430
13,475	Kosmos Energy Ltd. *	121,814
5,168	McDermott International, Inc. *	99,949
5,016	MRC Global, Inc. *	103,380
1,325	Murphy USA, Inc. *	109,948
16,624	Nabors Industries Ltd.	102,570
8,317	NGL Energy Partners LP	94,814
18,617	Noble Corp PLC	113,564
8,014	NOW, Inc. *	137,761
8,124	Oasis Petroleum, Inc. *	109,349
4,392	Oceaneering International, Inc.	124,162
3,237	Oil States International, Inc .*	109,572
2,465	PBF Energy, Inc.	127,983
8,794	QEP Resources, Inc.	87,676
4,188	SemGroup Corp.	101,350
4,151	SM Energy Co.	124,903
6,680	Summit Midstream Partners LP	107,882
4,268	Sunoco LP	115,620
11,150	Superior Energy Services, Inc.	100,350
2,766	Valero Energy Partners LP	98,995
3,493	Viper Energy Partners LP	135,913
1,991	Whiting Petroleum Corp. *	101,362
4,984	World Fuel Services Corp.	139,701
		4,018,802
	PASSENGER TRANSPORTATION - 0.4%
750	Allegiant Travel Co.	102,187
2,000	SkyWest, Inc.	130,600
		232,787

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	REAL ESTATE - 6.6%
3,777	Acadia Realty Trust	$107,720
2,756	American Assets Trust, Inc.	108,862
6,264	Brandywine Realty Trust	104,985
6,290	CareTrust REIT, Inc.	116,050
17,354	CBL & Associates Properties, Inc.	77,399
3,297	Chesapeake Lodging Trust	108,504
4,824	Columbia Property Trust, Inc.	116,162
4,568	CoreCivic, Inc.	118,265
960	CoreSite Realty Corp.	111,811
3,697	Corporate Office Properties Trust	113,794
11,257	Cousins Properties, Inc.	105,253
8,716	DiamondRock Hospitality Co.	104,243
2,568	Education Realty Trust, Inc.	106,264
3,159	First Industrial Realty Trust, Inc.	102,541
4,016	GEO Group, Inc.	101,886
6,116	Kite Realty Group Trust	106,908
12,300	Lexington Realty Trust	114,882
2,472	LTC Properties, Inc.	114,824
5,176	Mack-Cali Realty Corp.	113,044
5,407	Outfront Media, Inc.	107,437
2,680	Pebblebrook Hotel Trust	103,475
6,490	Physicians Realty Trust	113,510
5,624	Piedmont Office Realty Trust, Inc.	111,580
2,102	Potlatch Corp.	101,527
2,732	QTS Realty Trust, Inc.	124,934
2,748	Rayonier, Inc.	95,713
3,406	Rexford Industrial Realty, Inc.	110,695
4,747	RLJ Lodging Trust	104,007
1,293	Ryman Hospitality Properties, Inc.	114,728
4,895	Sabra Health Care REIT, Inc.	115,424
4,758	Select Income REIT	97,777
3,880	STAG Industrial, Inc.	112,016
3,608	Washington Real Estate Investment Trust	113,868
4,295	Xenia Hotels & Resorts, Inc.	104,197
		3,684,285
	RECREATION FACILITIES & SERVICES - 0.3%
4,824	SeaWorld Entertainment, Inc.	141,440

	RENEWABLE ENERGY - 0.2%
1,741	Advanced Energy Industries, Inc. *	103,729

	RETAIL - CONSUMER STAPLES - 1.0%
2,486	Big Lots, Inc.	107,022
1,048	Five Below, Inc. *	122,061
1,172	PriceSmart, Inc.	101,788
4,735	Sprouts Farmers Market, Inc. *	125,335

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	RETAIL - CONSUMER STAPLES (continued) - 1.0%
1,917	Weis Markets, Inc.	$89,313
		545,519
	RETAIL - DISCRETIONARY - 2.6%
5,564	Builders FirstSource, Inc. *	86,910
12,339	Chico’s FAS, Inc.	112,532
827	Children’s Place, Inc.	116,400
1,119	Dillard’s, Inc.	87,931
4,040	DSW, Inc.	134,370
1,177	FirstCash, Inc.	95,690
2,445	Genesco, Inc. *	124,328
1,083	Lithia Motors, Inc.	93,571
1,757	Monro, Inc.	124,659
6,610	Party City Holdco, Inc. *	101,464
741	RH *	117,819
6,390	Sally Beauty Holdings, Inc. *	98,406
952	Wayfair, Inc. *	128,682
		1,422,762
	SEMICONDUCTORS - 4.1%
11,873	Amkor Technology, Inc. *	103,651
3,304	Brooks Automation, Inc.	130,211
969	Cabot Microelectronics Corp.	109,235
2,627	Cirrus Logic, Inc. *	115,457
687	Coherent, Inc. *	130,942
3,023	Entegris, Inc.	102,480
2,236	II-VI, Inc. *	111,241
3,181	Inphi Corp. *	117,920
3,207	Integrated Device Technology, Inc. *	136,265
6,528	MaxLinear, Inc. *	125,860
1,278	Mellanox Technologies Ltd. *	106,330
12,085	Oclaro, Inc. *	115,291
1,379	Power Integrations, Inc.	101,150
8,073	Rambus, Inc. *	98,652
2,146	Semtech Corp. *	128,223
1,058	Silicon Laboratories, Inc. *	103,684
2,021	Silicon Motion Technology Corp. - ADR	119,037
2,048	Synaptics, Inc. *	98,836
4,338	Vishay Intertechnology, Inc.	103,244
6,405	Xperi Corp.	100,559
		2,258,268
	SOFTWARE - 5.2%
1,247	2U, Inc. *	111,432
4,020	ACI Worldwide, Inc. *	114,208
3,537	Acxiom Corp. *	161,606
8,662	Allscripts Healthcare Solutions, Inc. *	126,552
1,025	Blackbaud, Inc.	107,184
2,103	Bottomline Technologies de, Inc. *	138,735

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	SOFTWARE (continued) - 5.2%
4,097	Box, Inc. *	$100,622
1,571	CommVault Systems, Inc. *	109,420
2,186	Cornerstone OnDemand, Inc. *	123,640
1,850	Envestnet, Inc. *	116,920
4,723	Evolent Health, Inc. *	120,437
6,701	FireEye, Inc. *	111,237
835	HubSpot, Inc. *	119,990
10,282	Inovalon Holdings, Inc. *	113,102
1,017	LogMeIn, Inc.	87,411
813	MicroStrategy, Inc. *	121,137
1,049	New Relic, Inc. *	107,795
2,005	Omnicell, Inc. *	137,844
1,034	Paycom Software, Inc. *	160,394
1,779	Paylocity Holding Corp. *	141,324
1,873	Pegasystems, Inc.	119,310
2,940	Progress Software Corp.	120,334
1,910	RealPage, Inc. *	119,184
2,358	Verint Systems, Inc. *	114,481
		2,904,299
	SPECIALTY FINANCE - 2.0%
4,839	Aircastle Ltd.	101,232
5,625	Apollo Commercial Real Estate Finance, Inc.	109,294
4,213	Cardtronics PLC *	147,834
985	Ellie Mae, Inc. *	103,789
1,403	Green Dot Corp. *	120,195
6,565	Invesco Mortgage Capital, Inc.	106,550
9,544	MGIC Investment Corp. *	121,400
1,785	Nelnet, Inc.	102,905
2,726	PRA Group, Inc. *	99,635
1,823	Walker & Dunlop, Inc.	99,354
		1,112,188
	TECHNOLOGY SERVICES - 1.8%
651	CACI International, Inc. *	126,945
4,288	Convergys Corp.	106,042
1,821	ExlService Holdings, Inc. *	116,690
1,958	ManTech International Corp.	129,855
1,336	Medidata Solutions, Inc.*	113,533
6,662	NIC, Inc.	111,922
3,299	Syntel, Inc. *	134,401
5,743	Travelport Worldwide Ltd.	106,648
2,135	WageWorks, Inc. *	114,222
		1,060,258
	TELECOMMUNICATIONS - 1.5%
5,325	8x8, Inc. *	120,877
1,978	Cogent Communications Holdings, Inc.	108,197
8,265	Consolidated Communications Holdings, Inc.	97,610

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	TELECOMMUNICATIONS (continued) - 1.5%
1,505	RingCentral, Inc. *	$140,191
3,848	Telephone & Data Systems, Inc.	115,594
2,848	United States Cellular Corp. *	121,780
8,789	Vonage Holdings Corp. *	124,628
		828,877
	TRANSPORTATION & LOGISTICS - 1.5%
1,814	Forward Air Corp.	116,568
5,729	Heartland Express, Inc.	117,158
2,105	Hub Group, Inc. *	111,249
2,709	Knight Transportation, Inc.	92,458
948	Landstar System, Inc.	109,778
2,187	Mobile Mini, Inc.	93,822
2,629	Navistar International Corp. *	114,546
2,783	Werner Enterprises, Inc.	103,110
		858,689
	UTILITIES - 4.0%
1,362	ALLETE, Inc.	102,259
1,820	American States Water Co.	109,983
1,998	Avista Corp.	102,517
1,810	Black Hills Corp.	106,519
2,617	California Water Service Group	107,690
1,813	El Paso Electric Co.	111,137
3,110	Hawaiian Electric Industries, Inc.	109,690
1,731	MGE Energy, Inc.	113,294
2,468	New Jersey Resources Corp.	112,541
2,325	NextEra Energy Partners LP	112,762
1,705	Northwest Natural Gas Co.	110,654
1,844	NorthWestern Corp.	110,566
6,060	NRG Yield, Inc.	120,291
1,407	ONE Gas, Inc.	110,492
1,949	Ormat Technologies, Inc.	102,615
2,237	Otter Tail Corp.	107,152
5,312	Pattern Energy Group, Inc.	108,258
3,162	South Jersey Industries, Inc.	104,915
4,366	Suburban Propane Partners LP	98,672
8,899	TerraForm Power, Inc. *	99,491
		2,161,498

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.8%
1,089	Cantel Medical Corp.	$105,633
1,952	Clean Harbors, Inc. *	133,888
6,175	Covanta Holding Corp.	108,989
1,825	Tetra Tech, Inc.	127,385
		475,895

	TOTAL COMMON STOCKS (Cost $48,784,674)	55,216,035

	TOTAL INVESTMENTS - 99.1% (Cost $48,784,674)	$55,216,035
	OTHER ASSETS LESS LIABILITIES - 0.9%	502,693
	NET ASSETS - 100.0%	$55,718,728

*	Non - Income producing security

ADR - American Depositary Receipt

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Société anonyme

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$55,216,035	$—	$—	$55,216,035
Total	$55,216,035	$—	$—	$55,216,035

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$48,766,385	$8,296,246	$(1,846,596)	$6,449,650

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 98.0%
	AEROSPACE & DEFENSE - 2.5%
299,000	General Dynamics Corp.	3.875	7/15/2021	$304,940
599,000	General Dynamics Corp.	2.250	11/15/2022	576,090
20,000	Harris Corp.	3.832	4/27/2025	19,727
100,000	L3 Technologies, Inc.	4.950	2/15/2021	103,297
100,000	L3 Technologies, Inc.	3.850	12/15/2026	97,454
				1,101,508
	APPAREL & TEXTILE PRODUCTS - 0.6%
276,000	VF Corp.	3.500	9/1/2021	277,953

	AUTO PARTS MANUFACTURING - 0.6%
276,000	Aptiv PLC	4.250	1/15/2026	275,274

	BANKS - 0.6%
269,000	People’s United Financial, Inc.	3.650	12/6/2022	268,280

	BIOTECHNOLOGY - 2.3%
276,000	Celgene Corp.	2.250	5/15/2019	275,274
299,000	Celgene Corp.	3.950	10/15/2020	304,695
324,000	Celgene Corp.	3.625	5/15/2024	320,642
125,000	Celgene Corp.	3.875	8/15/2025	123,457
				1,024,068
	CHEMICALS - 2.6%
250,000	LyondellBasell Industries NV	5.000	4/15/2019	251,947
250,000	LyondellBasell Industries NV	6.000	11/15/2021	266,861
275,000	LyondellBasell Industries NV	5.750	4/15/2024	299,069
318,000	PPG Industries, Inc.	3.600	11/15/2020	320,410
				1,138,287
	CONSUMER FINANCE - 1.4%
342,000	Fidelity National Information Services, Inc.	4.500	10/15/2022	352,927
275,000	Fiserv, Inc.	3.500	10/1/2022	274,028
				626,955
	CONSUMER SERVICES - 0.1%
58,000	Block Financial LLC	5.500	11/1/2022	60,591

	CONTAINERS & PACKAGING - 1.7%
299,000	Bemis Co., Inc.	6.800	8/1/2019	309,248
275,000	International Paper Co.	3.650	6/15/2024	274,200
194,000	International Paper Co.	3.000	2/15/2027	180,005
				763,453
	DEPARTMENT STORES - 0.2%
100,000	Kohl’s Corp.	4.250	7/17/2025	100,702

	ELECTRICAL EQUIPMENT MANUFACTURING - 3.0%
369,000	Amphenol Corp.	2.550	1/30/2019	368,884
299,000	Amphenol Corp.	4.000	2/1/2022	305,131
100,000	Roper Technologies, Inc.	2.050	10/1/2018	99,958
276,000	Roper Technologies, Inc.	6.250	9/1/2019	284,787
269,000	Roper Technologies, Inc.	3.800	12/15/2026	263,762
				1,322,522
	EXPLORATION & PRODUCTION - 7.4%
424,000	ConocoPhillips Co.	2.400	12/15/2022	409,393
424,000	ConocoPhillips Co.	3.350	11/15/2024	420,855
399,000	EOG Resources, Inc.	5.625	6/1/2019	407,372
100,000	EOG Resources, Inc.	2.450	4/1/2020	99,089
324,000	EOG Resources, Inc.	2.625	3/15/2023	313,301
135,000	EOG Resources, Inc.	4.150	1/15/2026	139,033
207,000	Noble Energy, Inc.	3.900	11/15/2024	205,377

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	EXPLORATION & PRODUCTION (continued) - 7.4%
299,000	Occidental Petroleum Corp.	4.100	2/1/2021	$305,809
100,000	Occidental Petroleum Corp.	2.600	4/15/2022	97,955
424,000	Occidental Petroleum Corp.	2.700	2/15/2023	413,120
444,000	Occidental Petroleum Corp.	3.400	4/15/2026	440,486
				3,251,790
	FINANCIAL SERVICES - 1.5%
207,000	Invesco Finance PLC	4.000	1/30/2024	210,787
307,000	Nasdaq, Inc.	5.550	1/15/2020	317,216
139,000	Nasdaq, Inc.	4.250	6/1/2024	141,784
				669,787
	FOOD & BEVERAGE - 2.6%
299,000	Dr Pepper Snapple Group, Inc.	3.400	11/15/2025	284,667
100,000	JM Smucker Co.	2.500	3/15/2020	99,207
100,000	JM Smucker Co.	3.500	10/15/2021	100,463
100,000	JM Smucker Co.	3.500	3/15/2025	97,289
275,000	Mead Johnson Nutrition Co.	4.900	11/1/2019	280,939
301,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	308,462
				1,171,027
	HEALTHCARE FACILITIES & SERVICES - 4.1%
276,000	AmerisourceBergen Corp.	3.500	11/15/2021	277,320
324,000	AmerisourceBergen Corp.	3.400	5/15/2024	318,612
299,000	AmerisourceBergen Corp.	3.250	3/1/2025	286,702
376,000	Express Scripts Holding Co.	3.900	2/15/2022	379,047
125,000	Express Scripts Holding Co.	4.500	2/25/2026	126,493
444,000	Express Scripts Holding Co.	3.400	3/1/2027	412,079
				1,800,253
	HOME IMPROVEMENT- 0.6%
276,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	277,639

	INDUSTRIAL OTHER - 0.4%
208,000	Fluor Corp.	3.500	12/15/2024	204,952

	LIFE INSURANCE - 0.6%
253,000	Unum Group	5.625	9/15/2020	263,394

	MACHINERY MANUFACTURING - 3.7%
100,000	Caterpillar Financial Services Corp.	2.450	9/6/2018	100,001
192,000	Caterpillar Financial Services Corp.	7.150	2/15/2019	195,948
299,000	Dover Corp.	4.300	3/1/2021	306,830
215,000	Illinois Tool Works, Inc.	1.950	3/1/2019	214,457
331,000	Illinois Tool Works, Inc.	6.250	4/1/2019	337,713
138,000	John Deere Capital Corp.	1.950	3/4/2019	137,737
324,000	Parker-Hannifin Corp.	3.300	11/21/2024	321,013
20,000	Pentair Finance SA	2.650	12/1/2019	19,840
				1,633,539
	MASS MERCHANTS - 0.4%
192,000	Costco Wholesale Corporation	1.700	12/15/2019	189,688

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 3.1%
138,000	Stryker Corporation	2.000	3/8/2019	137,599
303,000	Stryker Corporation	4.375	1/15/2020	308,503
100,000	Stryker Corporation	2.625	3/15/2021	98,816
424,000	Stryker Corporation	3.375	11/1/2025	414,975
125,000	Stryker Corporation	3.500	3/15/2026	122,818
142,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	144,396
125,000	Zimmer Biomet Holdings, Inc.	3.550	4/1/2025	120,759
				1,347,866

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	METALS & MINING - 0.7%
316,000	Newmont Mining Corp.	5.125	10/1/2019	$322,359

	OIL & GAS SERVICES & EQUIPMENT - 1.9%
424,000	Halliburton Co.	3.800	11/15/2025	424,114
424,000	National Oilwell Varco, Inc.	2.600	12/1/2022	406,754
				830,868
	PHARMACEUTICALS - 2.7%
100,000	AbbVie, Inc.	2.000	11/6/2018	99,924
184,000	AbbVie, Inc.	2.300	5/14/2021	179,512
407,000	AbbVie, Inc.	2.850	5/14/2023	394,261
125,000	AbbVie, Inc.	3.600	5/14/2025	122,283
424,000	AbbVie, Inc.	3.200	5/14/2026	400,154
				1,196,134
	PIPELINE - 3.9%
40,000	Kinder Morgan Energy Partners LP	9.000	2/1/2019	40,976
65,000	Kinder Morgan Energy Partners LP	6.850	2/15/2020	68,228
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	145,291
100,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	101,183
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	39,545
125,000	Kinder Morgan, Inc.	4.300	6/1/2025	126,398
324,000	ONEOK Partners LP	4.900	3/15/2025	342,127
299,000	Williams Partners LP	5.250	3/15/2020	307,811
100,000	Williams Partners LP	3.350	8/15/2022	98,536
125,000	Williams Partners LP	4.300	3/4/2024	126,998
160,000	Williams Partners LP	3.900	1/15/2025	158,607
145,000	Williams Partners LP	4.000	9/15/2025	143,563
				1,699,263
	RAILROAD - 4.6%
110,000	Norfolk Southern Corp.	3.250	12/1/2021	109,879
276,000	Norfolk Southern Corp.	3.000	4/1/2022	273,325
117,000	Norfolk Southern Corp.	3.850	1/15/2024	118,948
309,000	Norfolk Southern Corp.	2.900	6/15/2026	293,300
399,000	Union Pacific Corp.	4.000	2/1/2021	406,862
324,000	Union Pacific Corp.	3.646	2/15/2024	326,150
195,000	Union Pacific Corp.	3.750	3/15/2024	197,422
125,000	Union Pacific Corp.	2.750	3/1/2026	117,262
183,000	Union Pacific Corp.	3.000	4/15/2027	174,583
				2,017,731
	REAL ESTATE - 16.5%
286,000	American Tower Corp.	3.400	2/15/2019	286,599
100,000	American Tower Corp.	3.125	1/15/2027	91,641
299,000	AvalonBay Communities, Inc.	2.950	9/15/2022	293,823
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	38,978
74,000	Boston Properties LP	5.875	10/15/2019	75,900
35,000	Boston Properties LP	5.625	11/15/2020	36,596
399,000	Boston Properties LP	4.125	5/15/2021	407,462
169,000	Boston Properties LP	2.750	10/1/2026	155,038
299,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849	4/15/2023	298,207
100,000	Crown Castle International Corp.	5.250	1/15/2023	105,316
211,000	ERP Operating LP	4.625	12/15/2021	218,891
207,000	ERP Operating LP	3.000	4/15/2023	203,218
184,000	HCP, Inc.	3.750	2/1/2019	184,257
43,000	HCP, Inc.	4.000	12/1/2022	43,245
299,000	Kimco Realty Corp.	3.400	11/1/2022	295,524
100,000	Kimco Realty Corp.	2.700	3/1/2024	93,793
299,000	Prologis LP	4.250	8/15/2023	310,148
299,000	Prologis LP	3.750	11/1/2025	302,637

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	REAL ESTATE (continued) - 16.5%
100,000	Simon Property Group LP	2.200	2/1/2019	$99,900
100,000	Simon Property Group LP	4.375	3/1/2021	102,741
299,000	Simon Property Group LP	2.500	7/15/2021	293,461
371,000	Simon Property Group LP	4.125	12/1/2021	380,748
230,000	Simon Property Group LP	2.750	2/1/2023	224,233
284,000	Simon Property Group LP	3.750	2/1/2024	287,361
399,000	Ventas Realty LP	4.250	3/1/2022	407,937
299,000	Ventas Realty LP	3.750	5/1/2024	296,651
299,000	Ventas Realty LP	3.500	2/1/2025	289,014
10,000	Ventas Realty LP	4.125	1/15/2026	9,955
184,000	Ventas Realty LP	3.250	10/15/2026	171,444
253,000	Welltower, Inc.	4.125	4/1/2019	254,072
100,000	Welltower, Inc.	6.125	4/15/2020	104,300
276,000	Welltower, Inc.	4.950	1/15/2021	284,096
299,000	Welltower, Inc.	4.500	1/15/2024	306,634
299,000	Welltower, Inc.	4.000	6/1/2025	297,130
				7,250,950
	REFINING & MARKETING - 3.5%
324,000	Marathon Petroleum Corp.	3.625	9/15/2024	322,461
399,000	Phillips 66	4.300	4/1/2022	411,138
399,000	Valero Energy Corp.	6.125	2/1/2020	415,834
204,000	Valero Energy Corp.	3.400	9/15/2026	194,855
				1,344,288
	RETAIL - CONSUMER DISCRETIONARY - 6.6%
142,000	AutoZone, Inc.	4.000	11/15/2020	144,024
150,000	AutoZone, Inc.	2.500	4/15/2021	146,764
324,000	AutoZone, Inc.	3.125	7/15/2023	317,050
125,000	AutoZone, Inc.	3.750	6/1/2027	121,574
376,000	Lowe’s Companies, Inc.	4.625	4/15/2020	383,621
184,000	Lowe’s Companies, Inc.	3.750	4/15/2021	187,388
299,000	Lowe’s Companies, Inc.	3.800	11/15/2021	305,450
299,000	Lowe’s Companies, Inc.	3.120	4/15/2022	299,113
324,000	Lowe’s Companies, Inc.	3.125	9/15/2024	318,826
145,000	Lowe’s Companies, Inc.	3.375	9/15/2025	143,608
394,000	Lowe’s Companies, Inc.	2.500	4/15/2026	364,567
125,000	Lowe’s Companies, Inc.	3.100	5/3/2027	120,208
44,000	O’Reilly Automotive, Inc.	4.875	1/14/2021	45,557
				2,897,750
	RETAIL - CONSUMER STAPLES - 2.5%
299,000	Sysco Corp.	2.600	6/12/2022	290,688
299,000	Sysco Corp.	3.750	10/1/2025	297,404
419,000	Sysco Corp.	3.300	7/15/2026	403,182
100,000	Sysco Corp.	3.250	7/15/2027	95,111
				1,086,385
	SEMICONDUCTORS - 2.8%
324,000	Analog Devices, Inc.	3.900	12/15/2025	322,896
549,000	Broadcom Corp.	2.375	1/15/2020	543,333
200,000	Broadcom Corp.	3.875	1/15/2027	187,448
207,000	Lam Research Corp.	3.800	3/15/2025	207,080
				1,260,757
	UTILITIES - 12.3%
276,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	281,925
250,000	Dominion Energy, Inc.	1.875	1/15/2019	249,369
250,000	Dominion Energy, Inc. +	2.962	7/1/2019	250,315
299,000	Dominion Energy, Inc.	5.200	8/15/2019	305,624
100,000	Dominion Energy, Inc.	2.579	7/1/2020	98,681

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	UTILITIES (continued) - 12.3%
250,000	Dominion Energy, Inc.	4.450	3/15/2021	$256,152
344,000	Dominion Energy, Inc.	3.625	12/1/2024	338,694
324,000	Dominion Energy, Inc.	3.900	10/1/2025	319,508
230,000	Entergy Texas, Inc.	7.125	2/1/2019	234,163
70,000	Kentucky Utilities Co.	3.300	10/1/2025	68,323
125,000	NiSource Finance Corp.	3.490	5/15/2027	121,056
399,000	NSTAR Electric Co.	2.375	10/15/2022	384,636
276,000	PPL Capital Funding, Inc.	4.200	6/15/2022	281,132
275,000	PPL Capital Funding, Inc.	3.500	12/1/2022	274,317
299,000	PPL Electric Utilities Corp.	3.000	9/15/2021	297,549
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	9,680
399,000	Public Service Co of Colorado	5.125	6/1/2019	406,372
299,000	Public Service Co of Colorado	3.200	11/15/2020	299,722
324,000	Virginia Electric & Power Co.	2.750	3/15/2023	316,212
324,000	WEC Energy Group, Inc.	3.550	6/15/2025	321,334
299,000	Xcel Energy, Inc.	4.700	5/15/2020	305,039
				5,419,803

	TOTAL CORPORATE BONDS (Cost $43,769,195)			43,095,816

	TOTAL INVESTMENTS - 98.0% (Cost - $43,769,195)			$43,095,816
	OTHER ASSETS LESS LIABILITIES - 2.0%			888,096
	NET ASSETS - 100.0%			$43,983,912

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

+ Step Coupon

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$43,095,816	$—	$43,095,816
Total	$—	$43,095,816	$—	$43,095,816

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$43,769,195	$2,402	$(675,781)	$(673,379)

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2018

Shares		Value
	COMMON STOCKS - 98.4%
	AEROSPACE & DEFENSE - 2.7%
3,431	General Dynamics Corp.	$663,555
1,361	Harris Corp.	221,176
513	Huntington Ingalls Industries, Inc.	125,413
		1,010,144
	AUTOMOTIVE - 2.3%
3,007	Aptiv PLC	264,646
1,976	Tesla, Inc. *	596,080
		860,726
	BANKING - 0.5%
600	SVB Financial Group *	193,650

	BIOTECHNOLOGY & PHARMACEUTICAL - 8.4%
18,789	AbbVie, Inc.	1,803,368
2,596	Alexion Pharmaceuticals, Inc. *	317,335
1,233	Regeneron Pharmaceuticals, Inc. *	501,523
2,916	Vertex Pharmaceuticals, Inc. *	537,710
		3,159,936
	CHEMICALS - 0.6%
1,292	Albemarle Corp.	123,412
912	International Flavors & Fragrances, Inc.	118,824
		242,236
	COMMERCIAL SERVICES - 2.0%
1,236	Cintas Corp.	263,726
3,336	Ecolab, Inc.	502,001
		765,727
	CONSTRUCTION MATERIALS - 0.8%
728	Martin Marietta Materials, Inc.	144,668
1,541	Vulcan Materials Co.	170,743
		315,411
	CONSUMER PRODUCTS - 1.1%
10,334	Keurig Dr Pepper, Inc.	235,615
1,529	McCormick & Co., Inc.	190,942
		426,557
	CONTAINERS & PACKAGING - 1.1%
4,716	International Paper Co.	241,176
2,885	WestRock Co.	158,906
		400,082
	DISTRIBUTORS - CONSUMER STAPLES - 1.2%
6,070	Sysco Corp.	454,157

	ELECTRICAL EQUIPMENT - 10.0%
2,639	AMETEK, Inc.	203,097
3,511	Amphenol Corp.	332,070
1,981	AO Smith Corp.	115,056
5,044	Eaton Corp PLC	419,358

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 10.0%
7,237	Emerson Electric Co.	$555,295
8,632	Honeywell International, Inc.	1,373,006
10,728	Johnson Controls International PLC	405,197
4,008	TE Connectivity Ltd.	367,453
		3,770,532
	HARDWARE - 2.4%
2,183	Garmin Ltd.	148,750
3,983	Juniper Networks, Inc.	113,237
3,046	NetApp, Inc.	264,423
3,252	Seagate Technology PLC	174,112
3,434	Western Digital Corp.	217,166
		917,688
	HEALTH CARE FACILITIES & SERVICES - 4.3%
2,553	AmerisourceBergen Corp.	229,694
2,063	Centene Corp. *	302,188
2,023	DaVita, Inc. *	140,174
6,470	Express Scripts Holding Co. *	569,489
1,782	Henry Schein, Inc. *	138,426
2,024	IQVIA Holdings, Inc. *	257,230
		1,637,201
	HOME & OFFICE PRODUCTS - 1.0%
651	Snap-on, Inc.	115,084
1,744	Stanley Black & Decker, Inc.	245,084
		360,168
	INDUSTRIAL SERVICES - 0.4%
961	United Rentals, Inc. *	149,791

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
1,902	Nasdaq, Inc.	181,527

	INSURANCE - 1.1%
9,052	Aflac, Inc.	418,565

	IRON & STEEL - 0.6%
3,676	Nucor Corp.	229,750

	MACHINERY - 4.6%
3,667	Deere & Co.	527,315
1,790	Dover Corp.	153,707
3,905	Illinois Tool Works, Inc.	542,326
1,506	Parker-Hannifin Corp.	264,454
2,070	Pentair PLC	90,004
2,053	Xylem, Inc.	155,843
		1,733,649

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 3.9%
3,667	Agilent Technologies, Inc.	$247,669
918	Align Technology, Inc. *	354,798
1,678	Illumina, Inc. *	595,405
2,349	Zimmer Biomet Holdings, Inc.	290,407
		1,488,279
	METALS & MINING - 0.5%
6,116	Newmont Mining Corp.	189,780

	OIL, GAS & COAL - 8.2%
2,780	Cheniere Energy, Inc. *	186,065
13,512	ConocoPhillips	992,186
10,130	Halliburton Co.	404,086
1,978	Pioneer Natural Resources Co.	345,557
16,191	Schlumberger Ltd.	1,022,624
5,386	TechnipFMC PLC	164,973
		3,115,491
	REAL ESTATE - 8.8%
5,088	American Tower Corp.	758,723
4,806	Crown Castle International Corp.	548,028
911	Equinix, Inc.	397,314
4,446	Equity Residential	301,217
856	Federal Realty Investment Trust	111,802
6,140	Prologis, Inc.	412,485
3,703	Simon Property Group, Inc.	677,760
1,045	SL Green Realty Corp.	109,098
		3,316,427
	RETAIL - DISCRETIONARY - 2.6%
9,210	Lowe’s Cos, Inc.	1,001,588

	SEMICONDUCTORS - 8.6%
4,163	Analog Devices, Inc.	411,513
13,272	Micron Technology, Inc. *	697,045
6,809	NVIDIA Corp.	1,911,150
2,890	Xilinx, Inc.	224,929
		3,244,637
	SOFTWARE - 2.6%
1,565	Citrix Systems, Inc. *	178,441
1,063	Palo Alto Networks, Inc. *	245,713
1,696	Synopsys, Inc. *	173,229
2,419	Workday, Inc. *	373,832
		971,215
	SPECIALTY FINANCE - 1.0%
4,775	Fiserv, Inc. *	382,334

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
August 31, 2018

Shares		Value
	TECHNOLOGY SERVICES - 3.7%
6,726	Cognizant Technology Solutions Corp.	$527,520
1,393	Equifax, Inc.	186,620
1,042	Gartner, Inc. *	156,050
4,254	Paychex, Inc.	311,606
1,916	Verisk Analytics, Inc. *	228,176
		1,409,972
	TRANSPORTATION & LOGISTICS - 4.0%
1,263	JB Hunt Transport Services, Inc.	152,507
9,099	Union Pacific Corp.	1,370,491
		1,522,998
	TRANSPORTATION EQUIPMENT - 0.7%
4,028	PACCAR, Inc.	275,596

	UTILITIES - 6.2%
2,693	Alliant Energy Corp.	115,368
5,664	American Electric Power Co., Inc.	406,279
2,086	American Water Works Co., Inc.	182,588
4,983	CenterPoint Energy, Inc.	138,478
7,578	Dominion Energy, Inc.	536,295
2,109	Entergy Corp.	176,291
3,645	Eversource Energy	227,557
5,831	Public Service Enterprise Group, Inc.	305,253
3,667	WEC Energy Group, Inc.	247,816
		2,335,925
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 2.0%
3,819	Republic Services, Inc.	280,162
5,024	Waste Management, Inc.	456,682
		736,844

	TOTAL COMMON STOCKS (Cost $35,357,477)	37,218,583

	TOTAL INVESTMENTS - 98.4% (Cost $35,357,477)	$37,218,583
	OTHER ASSETS LESS LIABILITIES - 1.6%	618,949
	NET ASSETS - 100.0%	$37,837,532

*	Non-Income producing security.

PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of August 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$37,218,583	$—	$—	$37,218,583
Total	$37,218,583	$—	$—	$37,218,583

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Tax Cost	Appreciation	Depreciation	(Depreciation)
$35,357,137	$2,669,498	$(808,052)	$1,861,446

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 10/30/18

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/30/18